Earnings Per Share - Diluted (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Diluted earnings per share
Weighted average number of outstanding ordinary shares in issue	856,030,704	846,928,863
Effect of share options and LTIP awards	16,503,762	20,061,747
Weighted average number of outstanding ordinary shares in issue and dilutive ordinary share equivalents outstanding	872,534,466	866,990,610
Net (loss)/income attributable to the Company	$ 25,801	$ 168,551
Diluted earnings per share attributable to the Company (US$ per share)	$ 0.03	$ 0.19